Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 53.9%
(a)
iShares ESG Aware MSCI USA ETF ....... 112,566 $ 17,627,836
iShares ESG Aware MSCI USA Small-Cap ETF 34,578 1,775,926
19,403,762
Domestic Fixed Income — 19.7%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 148,934 7,071,386
International Equity — 26.3%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 60,094 6,074,301
iShares ESG Aware MSCI EM ETF
(b)
....... 65,756 3,362,762
9,437,063
Total Long-Term Investments — 99.9%
(Cost: $ 27,574,993 ) ................................. 35,912,211
Security Shares Value
Short-Term Securities
Money Market Funds — 6 .3%
(a) (c)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(d)
................... 2,243,903 $ 2,244,576
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 34,882 34,882
Total Short-Term Securities — 6 .3%
(Cost: $ 2,279,458 ) ................................ 2,279,458
Total Investments — 106 .2%
(Cost: $ 29,854,451 ) ............................... 38,191,669
Liabilities in Excess of Other Assets — (6.2) % ............. (2,242,565)
Net Assets — 100.0% ............................... $ 35,949,104
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,245,800
(a)
$ — $ (1,224) $ — $ 2,244,576 2,243,903 $ 8,270
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 30,429 4,453
(a)
— — — 34,882 34,882 1,363 —
iShares ESG Aware MSCI
EAFE ETF ........... 5,222,748 590,605 (587,819) 96,536 752,231 6,074,301 60,094 108,289 —
iShares ESG Aware MSCI EM
ETF ................ 2,574,647 360,361 (346,704) 59,637 714,821 3,362,762 65,756 47,230 —
iShares ESG Aware MSCI USA
ETF ................ 16,010,680 1,741,280 (2,284,434) 480,690 1,679,620 17,627,836 112,566 138,506 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,476,121 186,711 (228,376) 36,040 305,430 1,775,926 34,578 14,159 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,546,866 1,977,297 (469,370) 1,463 15,130 7,071,386 148,934 188,652 —
$ 673,142 $ 3,467,232 $ 38,191,669 $ 506,469 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 35,912,211 $ — $ — $ 35,912,211
Short-Term Securities
Money Market Funds ...................................... 2,279,458 — — 2,279,458
$ 38,191,669 $ — $ — $ 38,191,669
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International